STAFF COSTS - Total staff costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Total staff costs
Staff costs	$ 49.7	$ 52.1	$ 50.7
Staff costs comprise the following
Wages and salaries	38.8	42.1	42.3
Share-based compensation	2.9	2.3	1.7
Pension costs	3.3	3.6	3.3
Other social security costs	1.5	1.3	1.3
Other staff costs	3.2	2.8	2.1
Total	$ 49.7	$ 52.1	$ 50.7
Average number of permanent employees
Seafarers | employee	100	106	109
Land-based | employee	386	341	332
Total | employee	486	447	441
Operating expenses
Total staff costs
Staff costs	$ 7.7	$ 9.7	$ 9.2
Staff costs comprise the following
Total	7.7	9.7	9.2
Administrative expenses
Total staff costs
Staff costs	42.0	42.4	41.5
Staff costs comprise the following
Total	$ 42.0	$ 42.4	$ 41.5